Commitments, Contingencies and Guarantees	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies and Guarantees
18.
Commitments, Contingencies and Guarantees

Litigation provision

Through the normal course of the Company’s business, the Company is subject to a number of litigation proceedings both brought against and brought by the Company. The Company maintains liabilities for losses from legal actions that are recorded when they are determined to be both probable in their occurrence and can be reasonably estimated. On this basis, we have recognized a provision of $1,370 and $2,200 as of December 31, 2024 and 2023, respectively, related to certain litigation proceedings. The decrease in the provision is related to a settlement during the year ended December 31, 2024. This amount is presented within “Accounts payable and other liabilities” in the Company’s Consolidated Statements of Financial Position.

On December 10, 2021, a class action complaint, Lisa Wiley v Paysafe Limited was filed, naming among others the Company, our former Chief Executive Officer, and our former Chief Financial Officer, as defendants. The complaint asserts claims, purportedly brought on behalf of a class of shareholders, under Sections 10(b) of the Exchange Act, and Rule 10b-5 promulgated thereunder, and alleges that the Company and individual defendants made false and misleading statements to the market. In addition, the complaint asserts claims against the individual defendants, under Sections 20(a) of the Exchange Act, alleging that the individual defendants misled the public. On January 21, 2022, a related complaint was brought in the Southern District of New York, which named an additional defendant. In May 2022, the securities cases were consolidated.

The complaints seek unspecified damages and an award of costs and expenses, including reasonable attorneys’ fees, on behalf of a purported class of purchasers of our ordinary shares between December 7, 2020, and November 10, 2021. The Company intends to vigorously defend against the foregoing complaints. At this time, the Company is unable to estimate the potential loss or range of loss, if any, associated with these lawsuits, which could be material.

A related class action complaint, Farzad v. Trasimene Capital FT et. al. was filed in the Chancery Court of Delaware on February 16, 2023. This compliant was brought on behalf of former holders of FTAC common stock and asserts breaches of fiduciary duties of certain FTAC Board of Directors and / or Officers in connection with the SPAC Merger. Plaintiffs alleged that those shareholders’ Redemption Rights were impaired due to Defendants' alleged misstatements and omissions about Paysafe's business metrics and financial prospects in connection with the Merger which caused damage to the shareholders. Paysafe (or any Paysafe entity) is not a named defendant, but defendants have sought indemnity from Paysafe and Paysafe has accepted that indemnity based upon obligations per the SPAC Agreement. The Company cannot reasonably estimate any loss or range of loss that may arise related to these proceedings, which could be material.

The Company vigorously defends its position on all open cases. While the Company considers a material outflow for any one individual case unlikely, it is noted that there is uncertainty over the final timing and amount of any potential settlements. Management believes the disposition of all claims currently pending, including potential losses from claims that may exceed the liabilities recorded, and claims for loss contingencies that are considered reasonably possible to occur, will not have a material effect, either individually or in the aggregate, on the Company's consolidated financial condition, results of operations or liquidity.

Financial guarantee contracts

Through services offered primarily in our Merchant Solutions segment, the Company is exposed to potential losses from merchant-related liabilities, including chargebacks. A chargeback occurs when a dispute between a cardholder and a merchant, including a claim for non-delivery of the product or service by the merchant, is not resolved in favor of the merchant and the transaction is charged back to the merchant resulting in a refund of the purchase price to the cardholder. If the Company is unable to collect this chargeback amount from the merchant due to closure, bankruptcy or other reasons, the Company bears the loss for the refund paid to the cardholder. The risk of chargebacks is typically greater for those merchants that promise future delivery of goods and services rather than delivering goods or rendering services at the time of payment. The Company has recorded an allowance for credit losses on financial guarantees as of December 31, 2024 and 2023 (See Note 7).

As of December 31, 2023, $12,200 of cash held in reserve at a partner bank for certain merchant chargebacks, fees and other liabilities is presented within "Prepaid expenses and other current assets" in the Consolidated Statements of Financial Position. This reserve is restricted in use until it is replaced with a letter of credit or the related merchant agreement is terminated. During the year ended December 31, 2023, $24,400 was deposited into the reserve and $12,200 was returned to the Company upon obtaining a letter of credit. An additional $6,510 was returned to the Company during the year ended December 31, 2024. These cash flows are presented as an investing activity within the Consolidated Statements of Cash Flows.

Contingencies

Following an internal review of the disclosures in our terms and conditions of foreign exchange rates in our Digital Wallets business for the period January 2018 to August 2022, and pursuant to discussions with our regulator that were initiated by us and concluded in September 2022, we agreed to provide payments to certain customers. As a result, we recorded a provision of $33,603 related to this matter in "Restructuring and other" within the Consolidated Statements of Comprehensive Income / (Loss) for the year end ended December 31, 2022. The remaining accrual was $2,206 at December 31, 2023 which was fully settled to customers during the year ended December 31, 2024. The Company does not expect any additional liability or impact to our ongoing operating results in relation to this matter.